Current and long-term debt - ABN AMRO / SEB credit facility (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2018 USD ($) tanker	Dec. 31, 2021 USD ($) vessel	Feb. 28, 2021 USD ($)	Dec. 31, 2020 USD ($) vessel	Aug. 31, 2020 tanker	Sep. 30, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 2,541,678		$ 2,415,326
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Repayments		703,909
Borrowings		3,145,623		$ 3,070,271
Senior Secured Term Loan Facility - ABN AMRO / SEB Credit Facility
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 120,600
Senior Secured Term Loan Facility - ABN AMRO / SEB Credit Facility | Installation of scrubbers
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 6,300
Number of vessels | vessel				4
ABN AMRO / SEB Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Repayments		97,856
Borrowings		0		$ 97,856
2021 $43.6 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings		43,600
2021 $43.6 Million Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Repayments		0
Borrowings		$ 43,550		$ 0
2021 $43.6 Million Credit Facility | ABN AMRO / SEB Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 146,300
Vessels
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel		131		135
Vessels | Installation of scrubbers
Disclosure of detailed information about borrowings [line items]
Number of vessels | tanker					6
STI Hammersmith, STI Westminster, STI Connaught, STI Winnie and STI Lauren | Vessels | ABN AMRO / SEB Credit Facility | K-Sure Credit Facility
Disclosure of detailed information about borrowings [line items]
Repayments	$ 87,600
Number of collateralized vessels refinanced | tanker	5
STI Hammersmith | Handymax | Vessels | ABN AMRO / SEB Credit Facility | K-Sure Credit Facility
Disclosure of detailed information about borrowings [line items]
Number of collateralized vessels refinanced | tanker	1
STI Westminster | MR | Vessels | ABN AMRO / SEB Credit Facility | K-Sure Credit Facility
Disclosure of detailed information about borrowings [line items]
Number of collateralized vessels refinanced | tanker	1
STI Connaught, STI Winnie and STI Lauren | LR2 | Vessels | ABN AMRO / SEB Credit Facility | K-Sure Credit Facility
Disclosure of detailed information about borrowings [line items]
Number of collateralized vessels refinanced | tanker	3